EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jun. 30, 2025
EXPLORATION AND EVALUATION ASSETS [Abstract]
Schedule of Exploration and Evaluation Assets

Titan Project (1)
US$
2025
Carrying amount at July 1, 2024	6,114,061
Additions	644,661
Write-offs	(246,396)
Carrying amount at June 30, 2025(1) (2)	6,512,326

2024
Carrying amount at July 1, 2023	3,059,021
Additions	3,055,040
Carrying amount at June 30, 2024	6,114,061

2023
Carrying amount at July 1, 2022	2,431,229
Additions	627,792
Carrying amount at June 30, 2023	3,059,021
Notes:
(1)At June 30, 2025, the Titan Project comprised of approximately 10,083 acres of surface and associated mineral rights in Tennessee prospective for heavy mineral sands, including titanium, rare earth minerals, high grade silica sand, and zircon, of which approximately 1,488 acres are owned by IperionX, approximately 417 acres are subject to long-term lease by IperionX, and approximately 8,178 acres are subject to exclusive option agreements with IperionX. These exclusive option agreements, upon exercise, allow the Group to lease, or in some cases purchase, the surface property and associated mineral rights.
(2)The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.